Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2025, through the date the condensed consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosure in the notes to the condensed consolidated financial statements except the following:

1) On January 22, 2025, the Company entered into an agreement with a buyer to sell one of its buildings located in Middletown, Ohio, for a sales price of $325,000. The sale has not been closed as it is subject to buyer’s property inspection and obtaining financing. The sale is closed on April 28, 2025.

2) On May 27, 2025, the Company consummated pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) an offering with certain accredited investors for the sale by the Company of (i) 4,500,000 ordinary shares of the Company, par value $0.0016 per share (the “Ordinary Shares”) and (ii) warrants to purchase up to an aggregate of 13,500,000 Ordinary Shares (the “Warrants”), in a private placement offering. The combined purchase price of one Ordinary Share and accompanying Warrants was $0.40. Subject to certain ownership limitations, the Warrants are exercisable upon issuance. Each Warrant is exercisable into one Ordinary Share at a price per share of $0.48 (as adjusted from time to time in accordance with the terms thereof) and will expire on the first anniversary of the date of issuance.

3) On August 6, 2025, the Company’s board of directors approved to grant an aggregate of 440,000 share-based awards with a fair value of $0.54 per share, determined using the share price at the date of grant of August 6, 2025, to a certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the six months ended March 31, 2025, 220,000 shares have been issued to these officers.